Consolidated Statements of Operations Information - Inventories as costs of goods sold (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Operations Information
Net (liabilities) assets in excess of considerations received	$ (273)		$ 331
Reclassification adjustment for the exchange differences upon dispositions of subsidiaries	9		215
(Gain) loss on dispositions of subsidiaries, net	(264)		546
Inventories as costs of goods sold (including depreciation expenses allocated to costs of goods sold)	$ 80	$ 3,488	$ 5,041